LONG-TERM INVESTMENTS - Additional information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2014 USD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 USD ($)	Feb. 29, 2020 Transaction	Feb. 28, 2017 Transaction	Dec. 31, 2018
LONG-TERM INVESTMENTS
Payments to acquire Long-term Investment		$ 194,159	$ 200,734	$ 137,732
Impairment loss		27,262
Fair value gain (loss)		8,362	(8,762)	6,339
Equity method investments, impairment gain (loss)		$ 0	0	24,484
Minimum
LONG-TERM INVESTMENTS
Term of held to maturity securities		1 year
Maximum
LONG-TERM INVESTMENTS
Term of held to maturity securities		2 years
BabyTree
LONG-TERM INVESTMENTS
Payments to acquire Long-term Investment	$ 23,475
Loss on change in fair value		$ 1,016	8,624	8,887
Impairment loss		4,840
Other investments
LONG-TERM INVESTMENTS
Impairment loss		4,869	1,192	46,581
Xiamen Meiyou Information and Technology Co., Ltd. ("Xiamen Meiyou")
LONG-TERM INVESTMENTS
Acquired equity interest (in percentage)							15.32
Long-term investment in third-party technology companies
LONG-TERM INVESTMENTS
Impairment gain (loss)		$ 10,011	$ 6,495	$ 67,189
Ximalaya Inc
LONG-TERM INVESTMENTS
Number of transactions | Transaction					2	2
Equity interest of available for sale investment (in percentage)		1.75